Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 13, 2024	Dec. 31, 2018
Concentrations of credit risk
Contract liabilities	$ 1,000					$ 1,000		$ 400	$ 500
Contract with customer, liability, revenue recognized						400	$ 500	500	1,300
Goodwill	6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520	6,520	6,520	6,520	6,520
Deferred tax assets, valuation allowance	7,300					$ 7,300		$ 500	0
Guaranteed recovery from insurance (as a percent)						90.00%		90.00%
Remittance, if full amount collected (as a percent)						10.00%		10.00%
Provision for bad debts (as a percent)						10.00%		10.00%
Provision for credit losses net of recoveries						$ 100	100
Less: deferred financing costs	1,254					1,254		$ 1,688	2,115
Net loss	6,377	(3,351)	(1,195)	1,334	139	13,338	(3,212)	6,844	(4,167)
Accumulated deficit	6,593	(205)	366	558	366	6,593	(205)	2,538	344
Cash and cash equivalents	4,087	$ 5,482	$ 5,668	$ 6,719	$ 5,668	4,087	$ 5,482	5,116	4,047
Total debt	38,071					38,071		31,744	$ 25,834
Prepaid Expenses and Other Current Assets
Concentrations of credit risk
Less: deferred financing costs	$ 100					$ 100		200
Non-Compete Agreements
Concentrations of credit risk
Estimated life (in years)	5 years					5 years
Other Intangible Assets
Concentrations of credit risk
Estimated life (in years)	10 years					10 years
2021 Credit Facility | Lafayette Square
Concentrations of credit risk
Less: deferred financing costs	$ 1,300					$ 1,300		1,700
Credit Agreement | Revolving Credit Facility | Line of Credit
Concentrations of credit risk
Total debt	$ 9,700					$ 9,700		$ 3,000
Credit Agreement | Revolving Credit Facility | Line of Credit | Subsequent Event
Concentrations of credit risk
Total debt										$ 8,700
One Supplier | Accounts Payable | Supplier Concentration Risk
Concentrations of credit risk
Concentration risk (as a percent)						17.00%
Three Suppliers | Accounts Payable | Supplier Concentration Risk
Concentrations of credit risk
Concentration risk (as a percent)								77.00%
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentrations of credit risk
Concentration risk (as a percent)	12.00%	82.00%				52.00%	72.00%
One Customer | Accounts Receivable | Credit Concentration Risk
Concentrations of credit risk
Concentration risk (as a percent)								83.00%	80.00%
Three Customers | Accounts Receivable | Credit Concentration Risk
Concentrations of credit risk
Concentration risk (as a percent)						35.00%
Huddled Masses and Colossus Media LLC
Concentrations of credit risk
Goodwill	$ 2,400					$ 2,400		$ 2,400			$ 2,400
Orange 142 LLC
Concentrations of credit risk
Goodwill	$ 4,100					$ 4,100		$ 4,100